Stockholders Equity Warrants (Details)	Jun. 30, 2012	Dec. 31, 2011
Warrants
Outstanding Warrants		3,568,985
Outstanding Warrants		3,568,985
Outstanding.	3,568,985
Exercisable Warrants	3,568,985
Weighted Average Exercise Price
Outstanding Warrants		1.47
Outstanding Warrants		1.47
Outstanding.	1.47
Exercisable Warrants	1.47